CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net income for the period	$ 24,613	$ 24,855
Adjustments to reconcile net income to net cash from operating activities:
Depreciation amortization and impairment of goodwill	6,689	6,467
Gain in respect of trading marketable securities	(341)	(67)
Increase (decrease) in liability for employee rights upon retirement	(73)	488
Share in gains of affiliated companies, net	(2,224)	(4,489)
Deferred income taxes	1,819	220
Capital losses (gains) on sale of property and equipment, net	69	(61)
Increase in accounts receivable	(5,754)	(5,517)
Increase in other current assets	(3,979)	(5,811)
Decrease (increase) in inventories	15	(1,464)
Increase (decrease) in accounts payable	(1,863)	1,487
Increase (decrease) in deferred revenues	(1,927)	2,236
Increase (decrease) in other current liabilities	2,854	(1,068)
Net cash provided by operating activities	19,898	17,276
Cash flows from investment activities
Decrease (Increase) in long-term funds in respect of employee rights upon retirement, net of withdrawals	153	(363)
Capital expenditures	(9,982)	(6,749)
Investments in affiliated companies	(1,250)	(97)
Investments in marketable securities	(22,375)	(3,189)
Sale of marketable securities	24,046	2,119
Investments in other companies	(897)	(1,061)
Deposit	(205)	38
Proceeds from loans to affiliated company	3,262	562
Proceeds from sale of property and equipment	216	181
Net cash used in investment activities	(7,032)	(8,559)
Cash flows from financing activities
Short term credit from banking institutions, net	(33)	(7)
Dividend paid	(10,067)	(12,581)
Dividend paid to non-controlling interest	(972)	(752)
Net cash used in financing activities	(11,072)	(13,340)
Effect of exchange rate changes on cash and cash equivalents	(2,594)	652
Net increase (decrease) in cash and cash equivalents	(800)	(3,971)
Balance of cash and cash equivalents at beginning of the period	36,906	31,087
Balance of cash and cash equivalents at end of the period	36,106	$ 27,116
Supplementary information on investing activities not involving cash flows:
Dividend paid	$ 5,000